Other assets (Details) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended
	Aug. 31, 2021 USD ($) tanker vessel	Sep. 30, 2024 vessel tanker	Dec. 31, 2021 vessel	Jun. 30, 2025 USD ($) tanker	Jun. 30, 2024 USD ($) tanker	Dec. 31, 2024 USD ($)	Nov. 30, 2024 USD ($)	Dec. 31, 2022 tanker
Disclosure of Other Assets [Line Items]
Investment in dual fuel tanker joint venture				$ 12,527		$ 12,551
Capitalized loan fees				7,641		0
Other assets				$ 65,962		58,312
Number of vessels | tanker				1	9
Proportion of ownership interest in joint venture	50.00%
Share of income from dual fuel tanker joint venture				$ 1,808	$ 2,846
Distributions from dual fuel tanker joint venture				1,833	1,260
Total for all joint ventures
Disclosure of Other Assets [Line Items]
Aggregate proceeds	$ 6,700
Investments in joint ventures accounted for using equity method					1,900		$ 1,750
Minority interest in portfolio acquired, August 2021
Disclosure of Other Assets [Line Items]
Share of income from dual fuel tanker joint venture				1,800	2,800
Distributions from dual fuel tanker joint venture				1,800	$ 1,300
Product tanker
Disclosure of Other Assets [Line Items]
Number of vessels | vessel	9
Product tanker | MR
Disclosure of Other Assets [Line Items]
Number of vessels | vessel	5
Term of charter contracts	5 years
Product tanker | LR1
Disclosure of Other Assets [Line Items]
Number of vessels | vessel	4
Number of sales completed | vessel		1	2
Other related parties | Product tanker | Minority interest in portfolio acquired, August 2021
Disclosure of Other Assets [Line Items]
Number of vessels | tanker	9
Other related parties | Product tanker | MR | Minority interest in portfolio acquired, August 2021
Disclosure of Other Assets [Line Items]
Number of vessels | tanker	5
Other related parties | Product tanker | LR1 | Minority interest in portfolio acquired, August 2021
Disclosure of Other Assets [Line Items]
Number of vessels | tanker	4	1						2
Other related parties | Scorpio LR2 Pool Ltd. pool working capital contribution
Disclosure of Other Assets [Line Items]
Non-current receivables due from related parties				22,100		22,100
Other related parties | Scorpio MR Pool Ltd. pool working capital contributions
Disclosure of Other Assets [Line Items]
Non-current receivables due from related parties				16,800		16,400
Other related parties | Scorpio Handymax Tanker Pool Ltd. pool working capital contributions
Disclosure of Other Assets [Line Items]
Non-current receivables due from related parties				5,294		5,661
Other related parties | Mercury Pool Limited pool working capital contributions
Disclosure of Other Assets [Line Items]
Non-current receivables due from related parties				1,600		1,600
Other related parties | Working capital contributions to Scorpio Pools
Disclosure of Other Assets [Line Items]
Non-current receivables due from related parties				$ 45,794		$ 45,761